Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	$ 20,144,250	$ 29,283,942	$ 49,391,627	$ 20,535,210
Kabanga Nickel Company Ltd
Disclosure of information for cash-generating units [line items]
Cash and cash equivalents	6,570,000	$ 0
Restricted cash and cash equivalents	$ 149,694